Revenues and Deferred Revenue - Additional Information (Details1) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 1,670,076
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 1,199,727
Revenue, remaining performance obligation, expected timing of satisfaction, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 358,967
Revenue, remaining performance obligation, expected timing of satisfaction, period